Organization and Nature of Operations	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
1.	ORGANIZATION AND NATURE OF OPERATIONS
Description of Business
Full Truck Alliance Co. Ltd. (the “Company”) was incorporated under the laws of the Cayman Islands on December 27, 2017. The Company through its subsidiaries and variable interest entities (“VIEs” and VIE’s subsidiaries) (collectively, the “Group”) primarily provides comprehensive services for shippers and truckers through its mobile and website platforms. The Group’s principal operations and geographic markets are in the People’s Republic of China (“PRC”).
As of December 31, 2023, the Company’s major subsidiaries and consolidated VIEs are as follows:

Name of Company	Place of incorporation	Date of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries

Full Truck Alliance (HK) Limited (“FTA HK”)	Hong Kong	January 7, 2016	100%	Investment holding

Lucky Logistics Information Limited (“Lucky Logistics”)	Hong Kong	April 8, 2014	100%	Investment holding

FTA Information Technology Co., Ltd. (“FTA Information”, “WOFE”) (formerly known as FTA Information Consulting Co., Ltd)	PR C	April 20, 2016	100%	Technology development and other services

Jiangsu Yunmanman Information Technology Co., Limited(“Jiangsu Yunmanman”, “WOFE”)(formerly known as Jiangsu Manyun Logistics Information Co., Limited)	PR C	August 29, 2014	100%	Technology development and other services

Yixing Manxian Information Technology Co., Ltd (“Yixing Manxian”, “WOFE”)	PR C	May 24, 2022	61.3%	Investment holding

Guiyang Huochebang Technology Co., Limited (“Guiyang Huochebang”)	PR C	March 11, 2014	100%	Value-added services

Guizhou Huochebang Micro-finance Co., Ltd. (“Huochebang Microfinance”)	PR C	December 20, 2016	100%	Credit solution services

Chengdu Yunli Technology Co., Ltd. (“Chengdu Yunli”)	PR C	January 21, 2011	100%	Credit solution services

Guizhou FTA Logistics Technology Co., Ltd. (“Guizhou FTA”)	PR C	January 14, 2021	100%	Research and development

Name of Company	Place of incorporation	Date of incorporation	Percentage of direct or indirect economic ownership	Principal activities
VIEs

Guiyang Shan’en Technology Co., Ltd. (“Shan’en Technology”)	PR C	September 19, 2016	100%	Freight matching services

Jiangsu Manyun Software Technology Co. Ltd. (“Manyun Software”)	PR C	October 20, 2016	100%	Freight matching services and value added services

Nanjing Manyun Cold Chain Technology Co., Ltd (“Manyun Cold Chain”)	PR C	March 9, 2021	61.3%	Freight matching services

VIEs’ subsidiaries

Guiyang Shan’en Insurance Brokerage Co., Ltd (“Shan’en Insurance”)	PR C	May 9, 2017	100%	Insurance services

Tianjin Manyun Software Technology Co., Ltd (“Tianjin Manyun”)	PR C	November 8, 2018	100%	Freight matching services

Gui’an New District FTA Logistics Technology Co., Ltd (“Gui’an Logistics”)	PR C	November 24, 2021	100%	Freight matching services